Provision for Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	2017 German Restructuring: onerous lease	German Restructuring: severance	Total
	$	$	$	$
January 1, 2019	547	663	88	1,298
Adoption of IFRS 16 (note 12)	—	(663)	—	(663)
Provision recognized	—	—	507	507
Utilization of provision	(137)	—	(252)	(389)
Change in the provision	4	—	—	4
Unwinding of discount and impact of foreign exchange rate changes	(18)	—	(13)	(31)
December 31, 2019	396	—	330	726
Utilization of provision	(93)	—	(323)	(416)
Change in the provision	33	—	—	33
Unwinding of discount and impact of foreign exchange rate changes	35	—	(7)	28
December 31, 2020	371	—	—	371
Less: current portion	92	—	—	92
Non-current portion	279	—	—	279